Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets consist of the following at year end:

	2020	2019
Prepaid taxes	$48,781	$73,932
Prepaid expenses	30,175	24,266
Promotion items and related advances	20,701	19,092
Others	812	322
	$100,469	$117,612